SHAREHOLDER'S DEFICIT - Preferred Stock Shares (Details) - $ / shares	Sep. 30, 2022	Dec. 31, 2021
SHAREHOLDERS' DEFICIT
Preference shares, shares authorized	1,000,000	1,000,000
Preference shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preference shares, shares issued	0	0
Preference shares, shares outstanding	0	0